Current and long-term debt - Schedule of dividends declared from issuance of the Convertible Notes (Details) - Convertible Notes Due 2025										1 Months Ended
	Dec. 01, 2022	Nov. 17, 2022 $ / shares	Aug. 11, 2022 $ / shares	May 20, 2022 $ / shares	Mar. 02, 2022 $ / shares	Dec. 03, 2021 $ / shares	Sep. 09, 2021 $ / shares	May 21, 2021 $ / shares	Mar. 02, 2021 $ / shares	May 31, 2021	May 31, 2020
Disclosure of detailed information about borrowings [line items]
Dividends per share (in USD per share)		$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Convertible conversion rate	0.0306806	0.0275281	0.0274723	0.0274083	0.0273142	0.0271571	0.0269419	0.0267879	0.0266617	0.0266617	0.026617